Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Current Liabilities
Schedule of other current liabilities

	March 31,
	2025	2026
Advance from customers*	1,027,588	861,238
Statutory liabilities	117,823	73,936
Other liabilities	50,381	5,535
Interest accrued on term loan	1,545	3,036
Total	1,197,337	943,744

*	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.